Loans payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Loans Payable	¥ 161,439	¥ 161,569
Third parties [Member]
Statement [Line Items]
Loans Payable	140,558	140,558
Shareholders [Member]
Statement [Line Items]
Loans Payable	20,000	20,000
Related parties [Member]
Statement [Line Items]
Loans Payable	¥ 881	¥ 1,011